Other Balance Sheet Components - Accounts Receivable, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounts receivable, net:
Accounts receivable	$ 662,296	$ 555,861
Allowance for doubtful accounts:
Balance at the beginning of year	(27,964)	(20,214)	$ (14,068)
Additional provision charged to expenses	(50,313)	(15,424)	(8,465)
Write-off	17,857	7,674	2,319
Balance at the end of year	(60,420)	(27,964)	$ (20,214)
Accounts receivable, net	$ 601,876	$ 527,897